NET EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Numerator:
Numerator for basic net earnings per share - Net income from continuing operations	$ 1,001	$ 1,146	$ 2,866	$ 2,612	$ 13,453
Numerator for diluted net earnings per share - Net income from continuing operations	$ 1,001	$ 1,146	$ 2,866	$ 2,612	$ 13,453
Denominator:
Denominator for basic net earnings per share - weighted-average number of shares outstanding	7,701	7,689	7,695	7,201	7,446
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	7,957	8,030	7,961	7,542	7,727
Basic net earnings per share from continuing operations	$ 0.13	$ 0.15	$ 0.37	$ 0.36	$ 1.81
Diluted net earnings per share from continuing operations	$ 0.13	$ 0.14	$ 0.36	$ 0.35	$ 1.74